Distribution Date:	07/17/24	Wells Fargo Commercial Mortgage Trust 2021-C61
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2021-C61

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Wells Fargo Bank, National Association
Bond / Collateral Reconciliation - Balances	9		Commercial Servicing		commercial.servicing@wellsfargo.com
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	15-17
			Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Mortgage Loan Detail (Part 2)	18-20		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	22	Representations Reviewer
			Attention: WFCM 2021-C61 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	23
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003QAA7	1.161000%	18,512,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95003QAC3	2.503000%	108,135,000.00	92,649,070.82	340,923.33	193,250.52	0.00	0.00	534,173.85	92,308,147.49	31.41%	30.00%
A-SB	95003QAE9	2.525000%	28,529,000.00	28,529,000.00	0.00	60,029.77	0.00	0.00	60,029.77	28,529,000.00	31.41%	30.00%
A-3	95003QAG4	2.406000%	116,100,000.00	116,100,000.00	0.00	232,780.50	0.00	0.00	232,780.50	116,100,000.00	31.41%	30.00%
A-4	95003QAS8	2.658000%	263,816,000.00	263,816,000.00	0.00	584,352.44	0.00	0.00	584,352.44	263,816,000.00	31.41%	30.00%
A-S	95003QBG3	2.861000%	24,844,000.00	24,844,000.00	0.00	59,232.24	0.00	0.00	59,232.24	24,844,000.00	28.01%	26.75%
B	95003QBS7	3.113000%	38,221,000.00	38,221,000.00	0.00	99,151.64	0.00	0.00	99,151.64	38,221,000.00	22.77%	21.75%
C	95003QCC1	3.312000%	41,087,000.00	41,087,000.00	0.00	113,400.12	0.00	0.00	113,400.12	41,087,000.00	17.15%	16.38%
D	95003QCQ0	2.500000%	27,711,000.00	27,711,000.00	0.00	57,731.25	0.00	0.00	57,731.25	27,711,000.00	13.35%	12.75%
E	95003QCS6	2.500000%	8,817,000.00	8,817,000.00	0.00	18,368.75	0.00	0.00	18,368.75	8,817,000.00	12.14%	11.60%
F-RR	95003QCV9	3.900918%	11,249,000.00	11,249,000.00	0.00	36,567.85	0.00	0.00	36,567.85	11,249,000.00	10.60%	10.13%
G-RR	95003QCX5	3.900918%	12,421,000.00	12,421,000.00	0.00	40,377.75	0.00	0.00	40,377.75	12,421,000.00	8.90%	8.50%
H-RR	95003QCZ0	3.900918%	10,511,000.00	10,511,000.00	0.00	34,168.79	0.00	0.00	34,168.79	10,511,000.00	7.46%	7.13%
J-RR	95003QDB2	3.900918%	10,511,000.00	10,511,000.00	0.00	34,168.79	0.00	0.00	34,168.79	10,511,000.00	6.02%	5.75%
K-RR	95003QDD8	3.900918%	7,644,000.00	7,644,000.00	0.00	24,848.85	0.00	0.00	24,848.85	7,644,000.00	4.97%	4.75%
L-RR*	95003QDF3	3.900918%	36,310,400.00	36,310,400.00	0.00	116,203.29	0.00	0.00	116,203.29	36,310,400.00	0.00%	0.00%
R	95003QDG1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			764,418,400.00	730,420,470.82	340,923.33	1,704,632.55	0.00	0.00	2,045,555.88	730,079,547.49

X-A	95003QBC2	1.337535%	535,092,000.00	501,094,070.82	0.00	558,525.73	0.00	0.00	558,525.73	500,753,147.49
X-B	95003QBE8	0.769525%	104,152,000.00	104,152,000.00	0.00	66,789.65	0.00	0.00	66,789.65	104,152,000.00
X-D	95003QCN7	1.400918%	36,528,000.00	36,528,000.00	0.00	42,643.94	0.00	0.00	42,643.94	36,528,000.00
Notional SubTotal			675,772,000.00	641,774,070.82	0.00	667,959.32	0.00	0.00	667,959.32	641,433,147.49

Deal Distribution Total					340,923.33	2,372,591.87	0.00	0.00	2,713,515.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003QAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95003QAC3	856.79077838	3.15275655	1.78712276	0.00000000	0.00000000	0.00000000	0.00000000	4.93987932	853.63802182
A-SB	95003QAE9	1,000.00000000	0.00000000	2.10416664	0.00000000	0.00000000	0.00000000	0.00000000	2.10416664	1,000.00000000
A-3	95003QAG4	1,000.00000000	0.00000000	2.00500000	0.00000000	0.00000000	0.00000000	0.00000000	2.00500000	1,000.00000000
A-4	95003QAS8	1,000.00000000	0.00000000	2.21500000	0.00000000	0.00000000	0.00000000	0.00000000	2.21500000	1,000.00000000
A-S	95003QBG3	1,000.00000000	0.00000000	2.38416680	0.00000000	0.00000000	0.00000000	0.00000000	2.38416680	1,000.00000000
B	95003QBS7	1,000.00000000	0.00000000	2.59416656	0.00000000	0.00000000	0.00000000	0.00000000	2.59416656	1,000.00000000
C	95003QCC1	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
D	95003QCQ0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	95003QCS6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F-RR	95003QCV9	1,000.00000000	0.00000000	3.25076451	0.00000000	0.00000000	0.00000000	0.00000000	3.25076451	1,000.00000000
G-RR	95003QCX5	1,000.00000000	0.00000000	3.25076483	0.00000000	0.00000000	0.00000000	0.00000000	3.25076483	1,000.00000000
H-RR	95003QCZ0	1,000.00000000	0.00000000	3.25076491	0.00000000	0.00000000	0.00000000	0.00000000	3.25076491	1,000.00000000
J-RR	95003QDB2	1,000.00000000	0.00000000	3.25076491	0.00000000	0.00000000	0.00000000	0.00000000	3.25076491	1,000.00000000
K-RR	95003QDD8	1,000.00000000	0.00000000	3.25076531	0.00000000	0.00000000	0.00000000	0.00000000	3.25076531	1,000.00000000
L-RR	95003QDF3	1,000.00000000	0.00000000	3.20027568	0.05048912	0.12901262	0.00000000	0.00000000	3.20027568	1,000.00000000
R	95003QDG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003QBC2	936.46339474	0.00000000	1.04379383	0.00000000	0.00000000	0.00000000	0.00000000	1.04379383	935.82626444
X-B	95003QBE8	1,000.00000000	0.00000000	0.64127093	0.00000000	0.00000000	0.00000000	0.00000000	0.64127093	1,000.00000000
X-D	95003QCN7	1,000.00000000	0.00000000	1.16743156	0.00000000	0.00000000	0.00000000	0.00000000	1.16743156	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/24 - 06/30/24	30	0.00	193,250.52	0.00	193,250.52	0.00	0.00	0.00	193,250.52	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	60,029.77	0.00	60,029.77	0.00	0.00	0.00	60,029.77	0.00
A-3	06/01/24 - 06/30/24	30	0.00	232,780.50	0.00	232,780.50	0.00	0.00	0.00	232,780.50	0.00
A-4	06/01/24 - 06/30/24	30	0.00	584,352.44	0.00	584,352.44	0.00	0.00	0.00	584,352.44	0.00
X-A	06/01/24 - 06/30/24	30	0.00	558,525.73	0.00	558,525.73	0.00	0.00	0.00	558,525.73	0.00
X-B	06/01/24 - 06/30/24	30	0.00	66,789.65	0.00	66,789.65	0.00	0.00	0.00	66,789.65	0.00
A-S	06/01/24 - 06/30/24	30	0.00	59,232.24	0.00	59,232.24	0.00	0.00	0.00	59,232.24	0.00
B	06/01/24 - 06/30/24	30	0.00	99,151.64	0.00	99,151.64	0.00	0.00	0.00	99,151.64	0.00
C	06/01/24 - 06/30/24	30	0.00	113,400.12	0.00	113,400.12	0.00	0.00	0.00	113,400.12	0.00
X-D	06/01/24 - 06/30/24	30	0.00	42,643.94	0.00	42,643.94	0.00	0.00	0.00	42,643.94	0.00
D	06/01/24 - 06/30/24	30	0.00	57,731.25	0.00	57,731.25	0.00	0.00	0.00	57,731.25	0.00
E	06/01/24 - 06/30/24	30	0.00	18,368.75	0.00	18,368.75	0.00	0.00	0.00	18,368.75	0.00
F-RR	06/01/24 - 06/30/24	30	0.00	36,567.85	0.00	36,567.85	0.00	0.00	0.00	36,567.85	0.00
G-RR	06/01/24 - 06/30/24	30	0.00	40,377.75	0.00	40,377.75	0.00	0.00	0.00	40,377.75	0.00
H-RR	06/01/24 - 06/30/24	30	0.00	34,168.79	0.00	34,168.79	0.00	0.00	0.00	34,168.79	0.00
J-RR	06/01/24 - 06/30/24	30	0.00	34,168.79	0.00	34,168.79	0.00	0.00	0.00	34,168.79	0.00
K-RR	06/01/24 - 06/30/24	30	0.00	24,848.85	0.00	24,848.85	0.00	0.00	0.00	24,848.85	0.00
L-RR	06/01/24 - 06/30/24	30	2,841.98	118,036.57	0.00	118,036.57	1,833.28	0.00	0.00	116,203.29	4,684.50
Totals			2,841.98	2,374,425.15	0.00	2,374,425.15	1,833.28	0.00	0.00	2,372,591.87	4,684.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	95003QAG4	2.406000%	116,100,000.00	116,100,000.00	0.00	232,780.50	0.00	0.00	232,780.50	116,100,000.00
A-3-1	95003QAJ8	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95003QAL3	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95003QAN9	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95003QAQ2	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	95003QAS8	2.658000%	263,816,000.00	263,816,000.00	0.00	584,352.44	0.00	0.00	584,352.44	263,816,000.00
A-4-1	95003QAU3	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003QAW9	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003QAY5	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003QBA6	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	95003QBG3	2.861000%	24,844,000.00	24,844,000.00	0.00	59,232.24	0.00	0.00	59,232.24	24,844,000.00
A-S-1	95003QBJ7	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003QBL2	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003QBN8	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003QBQ1	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	95003QBS7	3.113000%	38,221,000.00	38,221,000.00	0.00	99,151.64	0.00	0.00	99,151.64	38,221,000.00
B-1	95003QBU2	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003QBW8	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95003QBY4	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003QCA5	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	95003QCC1	3.312000%	41,087,000.00	41,087,000.00	0.00	113,400.12	0.00	0.00	113,400.12	41,087,000.00
C-1	95003QCE7	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003QCG2	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003QCJ6	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003QCL1	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,420,340,000.00	484,068,000.00	0.00	1,088,916.94	0.00	0.00	1,088,916.94	484,068,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	95003QAJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95003QAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	95003QAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003QAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003QBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003QBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003QBU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003QBW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003QCE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003QCG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95003QAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95003QAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95003QAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003QBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003QBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003QBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95003QBY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003QCA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003QCJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003QCL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	2,713,515.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,385,950.45	Master Servicing Fee	3,934.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,644.67
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	304.34
ARD Interest	0.00	Operating Advisor Fee	1,168.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,385,950.45	Total Fees	11,525.27

Principal		Expenses/Reimbursements
Scheduled Principal	340,923.33	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,833.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	340,923.33	Total Expenses/Reimbursements	1,833.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,372,591.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	340,923.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,713,515.20
Total Funds Collected	2,726,873.78	Total Funds Distributed	2,726,873.75

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	730,420,471.25	730,420,471.25	Beginning Certificate Balance	730,420,470.82
(-) Scheduled Principal Collections	340,923.33	340,923.33	(-) Principal Distributions	340,923.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	730,079,547.92	730,079,547.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	730,431,729.74	730,431,729.74	Ending Certificate Balance	730,079,547.49
Ending Actual Collateral Balance	730,079,547.92	730,079,547.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.43)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.43)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,910,000.00	0.26%	88	4.4400	2.856300	1.40 or less	1	5,500,000.00	0.75%	27	4.3600	(0.625300)
2,000,001 to 3,000,000	2	4,975,000.00	0.68%	88	4.4636	1.831226	1.41 to 1.50	1	7,362,867.40	1.01%	68	3.9500	1.438600
3,000,001 to 4,000,000	11	38,732,259.55	5.31%	87	3.9240	2.346188	1.51 to 1.60	1	8,774,392.48	1.20%	65	4.8500	1.583700
4,000,001 to 5,000,000	2	9,363,213.56	1.28%	88	3.7284	2.784508	1.61 to 1.70	6	39,802,576.88	5.45%	81	4.2163	1.657811
5,000,001 to 6,000,000	5	27,056,887.07	3.71%	75	3.9236	1.900095	1.71 to 1.80	3	48,910,521.48	6.70%	88	3.7962	1.751492
6,000,001 to 7,000,000	4	26,482,926.26	3.63%	87	3.9843	2.369130	1.81 to 1.90	2	59,270,351.23	8.12%	87	4.6029	1.841796
7,000,001 to 8,000,000	4	30,761,800.00	4.21%	83	3.4245	2.956317	1.91 to 2.00	5	37,125,018.34	5.09%	88	3.8534	1.933137
8,000,001 to 9,000,000	5	41,571,090.36	5.69%	83	4.1567	2.800547	2.01 to 2.50	18	259,522,436.98	35.55%	78	3.8900	2.220553
9,000,001 to 10,000,000	2	19,850,858.71	2.72%	78	3.7481	3.257249	2.51 to 3.00	14	169,734,500.45	23.25%	78	3.8002	2.646738
10,000,001 to 15,000,000	12	151,110,375.35	20.70%	78	3.9445	2.469015	3.01 to 3.51	5	55,436,498.63	7.59%	69	3.6960	3.299042
15,000,001 to 20,000,000	5	89,494,785.83	12.26%	61	3.7355	2.335468	3.51 to 4.00	2	18,090,384.05	2.48%	88	3.6655	3.832384
20,000,001 to 30,000,000	4	91,770,351.23	12.57%	72	3.7745	2.016533	4.01 or greater	3	20,550,000.00	2.81%	87	3.4568	4.704822
30,000,001 to 50,000,000	2	72,000,000.00	9.86%	88	4.5250	2.111478	Totals	61	730,079,547.92	100.00%	79	3.9198	2.366946
50,000,001 or greater	2	125,000,000.00	17.12%	88	3.8195	2.329464
Totals	61	730,079,547.92	100.00%	79	3.9198	2.366946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	3,320,825.71	0.45%	83	3.2218	1.952420	North Carolina	1	2,350,000.00	0.32%	85	3.5000	4.506500
Arizona	3	13,534,778.09	1.85%	87	3.1989	3.128934	North Dakota	1	93,197.12	0.01%	65	4.8500	1.583700
California	10	85,403,970.90	11.70%	86	3.6562	2.368933	Ohio	7	20,597,910.30	2.82%	72	3.6529	2.303905
Colorado	1	19,553.16	0.00%	65	4.8500	1.583700	Oklahoma	3	24,015,171.08	3.29%	82	3.9411	1.939156
Connecticut	1	361,718.30	0.05%	26	3.5160	2.182500	Oregon	2	13,246,337.02	1.81%	88	3.5153	2.232898
Florida	11	133,266,242.76	18.25%	87	3.8866	2.511437	Pennsylvania	5	20,453,696.12	2.80%	61	3.9250	2.441106
Georgia	6	22,968,130.20	3.15%	78	3.8051	2.746864	South Carolina	2	4,010,000.00	0.55%	87	4.2542	2.430697
Illinois	10	27,273,721.74	3.74%	58	4.5746	1.663115	South Dakota	2	11,938,613.75	1.64%	66	4.3863	2.489813
Indiana	3	12,190,776.44	1.67%	22	3.7014	2.560015	Tennessee	4	28,752,774.52	3.94%	88	3.9110	1.947968
Iowa	2	329,548.20	0.05%	65	4.8500	1.583700	Texas	7	77,289,059.14	10.59%	84	3.8389	2.525000
Kansas	6	9,356,367.56	1.28%	85	3.9362	3.841740	Utah	1	146,302.49	0.02%	65	4.8500	1.583700
Kentucky	1	563,854.99	0.08%	26	3.5160	2.182500	Virginia	8	31,641,535.35	4.33%	82	3.5584	1.948966
Louisiana	2	492,550.92	0.07%	40	4.0000	1.965244	Washington	3	22,171,723.28	3.04%	68	4.2301	1.923506
Maine	1	457,467.26	0.06%	26	3.5160	2.182500	Wisconsin	2	5,167,727.13	0.71%	25	3.5622	2.276646
Maryland	2	7,498,410.44	1.03%	87	3.3497	3.098854	Wyoming	6	1,787,088.86	0.24%	65	4.8500	1.583700
Michigan	21	37,586,902.95	5.15%	84	3.7773	2.214021	Totals	164	730,079,547.92	100.00%	79	3.9198	2.366946
Minnesota	2	3,436,435.98	0.47%	88	3.9595	1.925735
									Property Type³
Mississippi	1	5,025,000.00	0.69%	88	4.1500	2.392900
Missouri	3	1,604,598.13	0.22%	38	3.9390	1.992626		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	364,669.56	0.05%	65	4.8500	1.583700		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	1,012,759.33	0.14%	65	4.8500	1.583700	Industrial	16	89,632,527.83	12.28%	57	3.8501	2.547081
Nevada	5	28,065,544.49	3.84%	50	3.7851	3.561363	Lodging	46	26,998,145.26	3.70%	81	4.8341	2.458274
New Jersey	1	393,634.62	0.05%	26	3.5160	2.182500	Mixed Use	4	102,840,000.00	14.09%	88	4.0681	2.003529
New Mexico	3	943,600.48	0.13%	65	4.8500	1.583700	Mobile Home Park	16	26,606,887.07	3.64%	88	3.9944	1.985862
New York	7	70,947,349.53	9.72%	87	4.6519	1.965915	Multi-Family	14	93,924,911.33	12.87%	88	3.7626	2.679127
							Office	13	172,906,384.69	23.68%	87	3.9891	2.329811
							Retail	47	166,690,691.73	22.83%	69	3.8405	2.302964
							Self Storage	8	50,480,000.00	6.91%	88	3.5306	2.780870
							Totals	164	730,079,547.92	100.00%	79	3.9198	2.366946

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	11	103,061,546.16	14.12%	88	3.3282	2.918226	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	10	120,423,029.01	16.49%	57	3.6358	2.302551	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	20	341,237,080.18	46.74%	84	3.8710	2.397685	25 months to 36 months	54	645,864,334.05	88.46%	83	3.8982	2.392273
	4.001% to 4.250%	7	34,781,887.07	4.76%	87	4.1405	2.148070	37 months to 48 months	2	33,313,851.00	4.56%	22	3.7100	2.450671
	4.251% to 4.500%	8	67,823,244.28	9.29%	75	4.3906	2.092274	49 months or greater	5	50,901,362.87	6.97%	67	4.3319	1.990786
	4.501% to 4.750%	2	6,845,000.00	0.94%	88	4.6994	1.666878	Totals	61	730,079,547.92	100.00%	79	3.9198	2.366946
	4.751% to 5.000%	1	8,774,392.48	1.20%	65	4.8500	1.583700
	5.001% to 5.250%	1	37,000,000.00	5.07%	87	5.0500	1.837700
	5.251% or greater	1	10,133,368.74	1.39%	88	5.5900	2.163500
	Totals	61	730,079,547.92	100.00%	79	3.9198	2.366946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	80,425,349.63	11.02%	25	3.7458	2.373815	Interest Only	29	410,668,851.00	56.25%	78	3.8719	2.445749
	61 months or greater	56	649,654,198.29	88.98%	86	3.9414	2.366096	300 months or less	2	26,585,891.11	3.64%	41	4.2336	2.808455
	Totals	61	730,079,547.92	100.00%	79	3.9198	2.366946	301 months or greater	30	292,824,805.81	40.11%	85	3.9586	2.216345
								Totals	61	730,079,547.92	100.00%	79	3.9198	2.366946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	13,313,851.00	1.82%	22	3.7100	2.260000			No outstanding loans in this group
	12 months or less	57	679,265,696.92	93.04%	80	3.9362	2.370444
	13 months to 24 months	3	37,500,000.00	5.14%	88	3.6985	2.341568
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	730,079,547.92	100.00%	79	3.9198	2.366946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310959968	OF	The Woodlands	TX	Actual/360	3.827%	223,241.67	0.00	0.00	N/A	10/11/31	--	70,000,000.00	70,000,000.00	07/11/24
2	28002449	MU	Miami Beach	FL	Actual/360	3.810%	174,625.00	0.00	0.00	N/A	12/06/31	--	55,000,000.00	55,000,000.00	07/06/24
3	300572271	Various Various		NY	Actual/360	5.050%	155,708.33	0.00	0.00	N/A	10/06/31	--	37,000,000.00	37,000,000.00	07/06/24
4	325790004	MF	Various	FL	Actual/360	3.970%	115,791.67	0.00	0.00	N/A	12/06/31	--	35,000,000.00	35,000,000.00	07/06/24
5	325790005	IN	Various	Various	Actual/360	3.710%	61,833.33	0.00	0.00	N/A	05/06/26	--	20,000,000.00	20,000,000.00	07/06/24
5A	325790105				Actual/360	3.710%	41,161.99	0.00	0.00	N/A	05/06/26	--	13,313,851.00	13,313,851.00	07/06/24
7	28002438	MU	Santa Clarita	CA	Actual/360	3.799%	79,145.83	0.00	0.00	N/A	10/06/31	--	25,000,000.00	25,000,000.00	07/06/24
8	310959854	Various Various		Various	Actual/360	3.516%	69,734.00	0.00	0.00	N/A	09/11/26	--	23,800,000.00	23,800,000.00	07/11/24
9	324921003	OF	Nashville	TN	Actual/360	3.860%	71,758.77	38,076.03	0.00	N/A	11/06/31	--	22,308,427.26	22,270,351.23	07/06/24
10	300572283	MH	Various	Various	Actual/360	3.950%	68,137.50	0.00	0.00	N/A	11/06/31	--	20,700,000.00	20,700,000.00	07/06/24
11	310958868	RT	Reno	NV	Actual/360	3.930%	58,467.22	41,088.87	0.00	N/A	12/01/26	--	17,852,587.50	17,811,498.63	07/01/24
12	310958162	RT	Highland	CA	Actual/360	3.720%	56,156.50	0.00	0.00	N/A	09/11/31	--	18,115,000.00	18,115,000.00	07/11/24
13	307331256	OF	Alexandria	VA	Actual/360	3.390%	48,241.98	31,285.55	0.00	N/A	12/06/31	--	17,076,807.03	17,045,521.48	07/06/24
14	307331255	OF	Tulsa	OK	Actual/360	3.930%	54,203.53	27,929.38	0.00	N/A	11/06/31	--	16,550,695.10	16,522,765.72	07/06/24
15	410959118	SS	Thousand Oaks	CA	Actual/360	3.253%	37,951.67	0.00	0.00	N/A	11/11/31	--	14,000,000.00	14,000,000.00	07/11/24
16	325790016	MF	Various	OH	Actual/360	3.660%	40,636.36	23,486.93	0.00	N/A	11/06/31	--	13,323,398.26	13,299,911.33	07/06/24
17	300572059	RT	Lacey	WA	Actual/360	4.405%	48,203.88	22,946.11	0.00	N/A	01/06/30	--	13,131,590.39	13,108,644.28	07/06/24
18	324921002	IN	Plainview	NY	Actual/360	4.400%	50,416.67	0.00	0.00	N/A	11/06/31	--	13,750,000.00	13,750,000.00	07/06/24
19	610959510	SS	Flagstaff	AZ	Actual/360	3.131%	33,919.17	0.00	0.00	N/A	11/11/31	--	13,000,000.00	13,000,000.00	07/11/24
20	307331251	RT	Salem	OR	Actual/360	3.490%	37,808.33	0.00	0.00	N/A	11/06/31	--	13,000,000.00	13,000,000.00	07/06/24
21	325790021	MF	Webster	NY	Actual/360	3.850%	39,622.92	0.00	0.00	N/A	10/06/31	--	12,350,000.00	12,350,000.00	07/06/24
22	325790022	RT	Mitchell	SD	Actual/360	4.381%	43,096.63	0.00	0.00	N/A	01/06/30	--	11,804,600.00	11,804,600.00	07/06/24
23	410959614	SS	Lake Orion	MI	Actual/360	3.535%	34,466.25	0.00	0.00	N/A	11/11/31	--	11,700,000.00	11,700,000.00	07/11/24
24	325790024	OF	Various	FL	Actual/360	4.365%	42,376.88	0.00	0.00	N/A	11/06/31	--	11,650,000.00	11,650,000.00	07/06/24
25	300572281	LO	Marion	IL	Actual/360	5.590%	47,264.92	12,947.18	0.00	N/A	11/06/31	--	10,146,315.92	10,133,368.74	07/06/24
26	28002368	RT	Tamarac	FL	Actual/360	4.000%	32,886.98	15,236.48	0.00	N/A	03/06/30	--	9,866,095.19	9,850,858.71	07/06/24
27	300572293	MF	Las Vegas	NV	Actual/360	3.500%	29,166.67	0.00	0.00	N/A	11/06/31	--	10,000,000.00	10,000,000.00	07/06/24
28	323010403	LO	Various	Various	Actual/360	4.850%	35,565.63	25,352.00	0.00	N/A	12/06/29	--	8,799,744.48	8,774,392.48	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	325790029	IN	Park City	KS	Actual/360	3.850%	27,431.25	0.00	0.00	N/A	10/06/31	--	8,550,000.00	8,550,000.00	07/06/24
30	307331253	LO	Middleburg	FL	Actual/360	3.870%	26,136.03	13,809.82	0.00	N/A	11/06/31	--	8,104,193.87	8,090,384.05	07/06/24
31	410958704	RT	Concord	CA	Actual/360	3.429%	22,755.89	14,631.74	0.00	N/A	10/11/31	--	7,963,564.34	7,948,932.60	07/11/24
32	325790032	OF	Savannah	GA	Actual/360	3.921%	26,363.79	12,175.29	0.00	N/A	11/06/31	--	8,068,489.12	8,056,313.83	07/06/24
33	300572285	IN	Pasadena	CA	Actual/360	4.250%	28,687.50	0.00	0.00	N/A	11/06/31	--	8,100,000.00	8,100,000.00	07/06/24
34	325790034	IN	Thousand Oaks	CA	Actual/360	3.015%	20,100.00	0.00	0.00	N/A	11/06/31	--	8,000,000.00	8,000,000.00	07/06/24
35	28002363	RT	Enid	OK	Actual/360	3.950%	24,281.14	13,681.84	0.00	N/A	03/06/30	--	7,376,549.24	7,362,867.40	07/06/24
36	325790036	MF	Cambridge	MD	Actual/360	3.340%	20,735.83	0.00	0.00	N/A	10/06/31	--	7,450,000.00	7,450,000.00	07/06/24
37	28002425	RT	Aylett	VA	Actual/360	3.766%	21,638.59	12,003.15	0.00	N/A	10/06/31	--	6,894,929.41	6,882,926.26	07/06/24
38	325790038	RT	North Bend	WA	Actual/360	4.066%	23,040.67	0.00	0.00	N/A	11/06/31	--	6,800,000.00	6,800,000.00	07/06/24
39	325790039	MF	Venice	FL	Actual/360	3.640%	19,716.67	0.00	0.00	N/A	10/06/31	--	6,500,000.00	6,500,000.00	07/06/24
40	300572280	SS	Various	Various	Actual/360	4.490%	23,572.50	0.00	0.00	N/A	11/06/31	--	6,300,000.00	6,300,000.00	07/06/24
41	300572272	MH	Various	MI	Actual/360	4.150%	20,461.45	9,676.96	0.00	N/A	10/06/31	--	5,916,564.03	5,906,887.07	07/06/24
42	325790042	MF	Jacksonville	FL	Actual/360	3.340%	15,377.92	0.00	0.00	N/A	10/06/31	--	5,525,000.00	5,525,000.00	07/06/24
43	300572273	IN	South Holland	IL	Actual/360	4.360%	19,983.33	0.00	0.00	N/A	10/06/26	--	5,500,000.00	5,500,000.00	07/06/24
44	325790044	RT	Various	MI	Actual/360	3.600%	15,300.00	0.00	0.00	N/A	10/06/31	--	5,100,000.00	5,100,000.00	07/06/24
45	307331252	RT	Corinth	MS	Actual/360	4.150%	17,378.12	0.00	0.00	N/A	11/06/31	--	5,025,000.00	5,025,000.00	07/06/24
46	300572276	RT	Hiram	GA	Actual/360	3.620%	14,349.24	8,439.26	0.00	N/A	11/06/31	--	4,756,652.82	4,748,213.56	07/06/24
47	325790047	IN	Harrisonburg	VA	Actual/360	3.840%	14,768.00	0.00	0.00	N/A	10/06/31	--	4,615,000.00	4,615,000.00	07/06/24
48	300572279	IN	Philadelphia	PA	Actual/360	3.620%	11,622.88	6,835.80	0.00	N/A	11/06/31	--	3,852,888.92	3,846,053.12	07/06/24
49	410958396	RT	Various	Various	Actual/360	3.500%	11,666.67	0.00	0.00	N/A	08/11/31	--	4,000,000.00	4,000,000.00	07/11/24
50	300572278	MU	New York	NY	Actual/360	4.670%	15,449.92	0.00	0.00	N/A	11/06/31	--	3,970,000.00	3,970,000.00	07/06/24
51	300572284	MF	New York	NY	Actual/360	4.270%	13,521.67	0.00	0.00	N/A	11/06/31	--	3,800,000.00	3,800,000.00	07/06/24
52	610958085	RT	Socorro	TX	Actual/360	4.033%	12,435.08	0.00	0.00	N/A	07/11/31	--	3,700,000.00	3,700,000.00	07/11/24
53	300572275	SS	Gainesville	GA	Actual/360	3.880%	11,543.00	0.00	0.00	N/A	11/06/31	--	3,570,000.00	3,570,000.00	07/06/24
54	300572292	RT	Farmington	MN	Actual/360	3.950%	11,191.67	0.00	0.00	N/A	11/06/31	--	3,400,000.00	3,400,000.00	07/06/24
55	307331254	RT	Macon	GA	Actual/360	3.830%	10,084.18	5,418.97	0.00	N/A	11/06/31	--	3,159,533.32	3,154,114.35	07/06/24
56	300572269	RT	Moody	AL	Actual/360	3.200%	8,261.32	5,901.97	0.00	N/A	10/06/31	--	3,097,994.05	3,092,092.08	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	300572291	OF	Goodlettsville	TN	Actual/360	4.150%	10,893.75	0.00	0.00	N/A	11/06/31	--	3,150,000.00	3,150,000.00	07/06/24
58	300572290	RT	Murfreesboro	TN	Actual/360	3.950%	10,039.58	0.00	0.00	N/A	11/06/31	--	3,050,000.00	3,050,000.00	07/06/24
59	300572286	OF	Thousand Oaks	CA	Actual/360	4.740%	11,356.25	0.00	0.00	N/A	11/06/31	--	2,875,000.00	2,875,000.00	07/06/24
60	325790060	OF	Boiling Springs	SC	Actual/360	4.085%	7,149.28	0.00	0.00	N/A	10/06/31	--	2,100,000.00	2,100,000.00	07/06/24
61	325790061	SS	Greenville	SC	Actual/360	4.440%	7,067.00	0.00	0.00	N/A	11/06/31	--	1,910,000.00	1,910,000.00	07/06/24
Totals							2,385,950.45	340,923.33	0.00				730,420,471.25	730,079,547.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,359,254.80	6,427,011.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,350,840.89	1,098,112.48	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,914,691.46	4,073,357.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	43,401.70	0.00
4	8,193,154.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,375,559.00	822,397.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,868,318.73	509,658.58	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,496,468.56	1,385,236.98	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,568,161.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,663,277.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	15,397,801.00	15,365,077.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,938,883.44	316,153.61	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,973,885.03	473,347.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	629,831.55	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,345,302.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,968,503.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,896,684.74	368,774.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,151,472.23	284,297.15	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,328,575.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,137,621.00	284,757.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,308,871.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,331,030.03	684,075.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,042,217.41	256,387.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,692,109.00	482,718.52	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,805,468.03	1,735,609.08	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,407,591.93	404,702.12	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	12,663.82	0.00
27	1,424,912.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	19,557,095.57	19,797,533.13	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,404,006.80	351,001.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,873,401.97	1,978,023.34	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	741,324.00	196,082.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,056,611.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	605,556.49	148,858.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,419,526.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	752,928.00	181,413.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	673,765.48	201,995.82	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	847,796.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	642,315.63	163,842.41	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	664,396.83	158,976.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	787,498.32	200,336.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	659,888.25	203,561.78	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	667,747.61	148,963.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	605,571.73	(27,762.97)	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	361,223.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	604,894.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	832,452.23	220,549.58	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	495,909.58	125,661.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	460,446.48	145,642.83	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	623,690.00	164,496.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	275,243.71	78,809.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	894.59	0.00
51	271,311.00	141,530.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	329,602.00	82,399.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	398,015.68	77,931.17	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	262,000.00	65,500.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	449,864.93	137,220.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	328,951.87	82,237.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	368,727.40	94,681.81	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	233,000.00	58,250.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	229,592.70	59,542.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	186,961.68	93,480.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	250,330.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	133,501,080.82	61,293,486.78				0.00	0.00	0.00	0.00	56,960.11	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.919829%	3.897889%	79
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	3.919852%	3.897906%	80
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909273%	3.886931%	80
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909300%	3.889877%	81
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909323%	3.889901%	82
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909353%	3.889932%	83
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909375%	3.889956%	84
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909398%	3.889979%	85
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909424%	3.890006%	86
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909446%	3.890029%	87
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909471%	3.890055%	88
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909493%	3.890077%	89
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		33,313,851	33,313,851	0		0
25 - 36 Months		47,111,499	47,111,499	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		649,654,198	649,654,198	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	730,079,548	730,079,548	0	0	0	0
Jun-24	730,420,471	730,420,471	0	0	0	0
May-24	755,739,532	755,739,532	0	0	0	0
Apr-24	756,078,281	756,078,281	0	0	0	0
Mar-24	756,395,103	756,395,103	0	0	0	0
Feb-24	756,752,541	756,752,541	0	0	0	0
Jan-24	757,067,067	757,067,067	0	0	0	0
Dec-23	757,380,522	757,380,522	0	0	0	0
Nov-23	757,713,864	757,713,864	0	0	0	0
Oct-23	758,014,135	758,014,135	0	0	0	0
Sep-23	758,333,519	758,333,519	0	0	0	0
Aug-23	758,631,680	758,631,680	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	323010403	8,774,392.48	8,774,392.48	215,000,000.00	08/01/19	16,787,353.75	1.58370	03/31/24	12/06/29	214
Totals		8,774,392.48	8,774,392.48	215,000,000.00		16,787,353.75

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
28	323010403	LO	Various	04/30/24	13
A pre-negotiation letter has been executed and counsel has been engaged. Special Servicer is evaluating the loan and property to determine the best course of action.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
28	0.00	0.00	1,833.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,833.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,833.28

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Supplemental Notes
None

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